SUBORDINATED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of subordinated liabilities [text block] [Abstract]
Disclosure of subordinated liabilities	The movement in subordinated liabilities during the year was as follows:

	Preference shares £m	Preferred securities £m	Undated subordinated liabilities £m	Dated subordinated liabilities £m	Total £m
At 1 January 2017	864	4,134	599	14,234	19,831
Issued during the year	–	–	–	–	–
Repurchases and redemptions during the year[1]	–	(237)	–	(771)	(1,008)
Foreign exchange movements	(43)	(221)	(34)	(487)	(785)
Other movements (all non-cash)	(8)	14	–	(122)	(116)
At 31 December 2017	813	3,690	565	12,854	17,922
	Preference shares £m	Preferred securities £m	Undated subordinated liabilities £m	Enhanced capital notes £m	Dated subordinated liabilities £m	Total £m
At 1 January 2016	980	3,748	965	3,610	14,009	23,312
Issued during the year[1]	–	–	–	–	1,061	1,061
Tender offers and redemptions[2]	–	–	–	(3,568)	–	(3,568)
Other repurchases and redemptions during the year[2]	(319)	(182)	(475)	–	(3,070)	(4,046)
Foreign exchange movements	127	511	166	93	1,854	2,751
Other movements (all non-cash)	76	57	(57)	(135)	380	321
At 31 December 2016	864	4,134	599	–	14,234	19,831
1	The repurchases and redemptions resulted in cash outflows of £1,008 million.
1	4.65% Subordinated Fixed Rate Notes 2026 (US$1,500 million).

2	In total, the tender offers, repurchases and redemptions resulted from cash outflows of £7,885 million.

3	Comprising Series 1 (£101 million), Series 2 (£142 million), Series 3 (£110 million).

4	Comprising notes with the following coupon rates: 13% (£244 million), 10.125% (£233 million), 11.875% (£960 million), 10.75% (£466 million), 9.875% (£456 million).

Disclosure of repurchases and redemptions during the year [text block]
Repurchases and redemptions during the year
Preferred securities	£m
7.627% Fixed to Floating Rate Guaranteed Non-voting Non-cumulative	163
Preferred Securities
4.385% Step-up Perpetual Capital Securities callable 2017 (€750 million)	74
237
Dated subordinated liabilities	£m
Subordinated Callable Notes 2017	771
771
Other repurchases and redemptions

Preference shares	£m
6.267% Non-Cumulative Callable Fixed to Floating Rate Preference shares callable 2016	319

Preferred securities	£m
4.939% Non-voting Non-cumulative Perpetual Preferred Securities	32
7.286% Perpetual Regulatory Tier One Securities (Series A)	150
182
Undated subordinated liabilities	£m
7.5% Undated Subordinated Step-up Notes	5
4.25% Subordinated Undated Instruments	7
Floating Rate Primary Capital Notes	108
Primary Capital Undated Floating Rate Notes[3]	353
5.125% Undated subordinated Step-up Notes callable 2016	2
475
Dated subordinated liabilities	£m
Subordinated Fixed to Fixed Rate Notes 2021 callable 2016[4]	2,359
Callable Floating Rate Subordinated Notes 2016	329
Subordinated Callable Notes 2016	382
3,070
1	4.65% Subordinated Fixed Rate Notes 2026 (US$1,500 million).

2	In total, the tender offers, repurchases and redemptions resulted from cash outflows of £7,885 million.

3	Comprising Series 1 (£101 million), Series 2 (£142 million), Series 3 (£110 million).

4	Comprising notes with the following coupon rates: 13% (£244 million), 10.125% (£233 million), 11.875% (£960 million), 10.75% (£466 million), 9.875% (£456 million).